Fair Value Instruments (Details) - Schedule of company's assets measured at fair value on recurring basis - Athena Technology Acquisition Corp [Member]	9 Months Ended
Sep. 30, 2021 USD ($)
Liabilities:
Total liabilities	$ 11,650,665
U.S. Money Market held in Trust Account [Member]
Assets:
Total assets	250,013,873
Public Warrants Liability [Member]
Liabilities:
Total liabilities	11,333,332
Private Placement Warrants Liability [Member]
Liabilities:
Total liabilities	317,333
Quoted Prices In Active Markets (Level 1) [Member]
Liabilities:
Total liabilities	11,333,332
Quoted Prices In Active Markets (Level 1) [Member] | U.S. Money Market held in Trust Account [Member]
Assets:
Total assets	250,013,873
Quoted Prices In Active Markets (Level 1) [Member] | Public Warrants Liability [Member]
Liabilities:
Total liabilities	11,333,332
Quoted Prices In Active Markets (Level 1) [Member] | Private Placement Warrants Liability [Member]
Liabilities:
Total liabilities
Significant Other Observable Inputs (Level 2) [Member]
Liabilities:
Total liabilities	317,333
Significant Other Observable Inputs (Level 2) [Member] | U.S. Money Market held in Trust Account [Member]
Assets:
Total assets
Significant Other Observable Inputs (Level 2) [Member] | Public Warrants Liability [Member]
Liabilities:
Total liabilities
Significant Other Observable Inputs (Level 2) [Member] | Private Placement Warrants Liability [Member]
Liabilities:
Total liabilities	317,333
Significant Other Unobservable Inputs (Level 3) [Member]
Liabilities:
Total liabilities
Significant Other Unobservable Inputs (Level 3) [Member] | U.S. Money Market held in Trust Account [Member]
Assets:
Total assets
Significant Other Unobservable Inputs (Level 3) [Member] | Public Warrants Liability [Member]
Liabilities:
Total liabilities
Significant Other Unobservable Inputs (Level 3) [Member] | Private Placement Warrants Liability [Member]
Liabilities:
Total liabilities